Commitments, Contingencies And Guarantees (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 permits signs	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Rent expense	$ 1,170,000,000	$ 1,160,000,000	$ 1,140,000,000
Digital modernization permits issued to Company	82
Digital displays operating	77
Conversion from static to digital	83
Performance Requirements [Member]
Commitments And Contingencies [Line Items]
Estimated Maximum Contingency	$ 30,000,000